Fair Value of Assets and Liabilities - Assets and liabilities measured at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Fair value	$ 17,937	$ 23,907
Equity securities, at fair value (cost $11 and $1,107)	11	1,536
Short-term investments	1,035	974
Other investments:
Counterparty and cash collateral netting	0	(6)
Separate account assets	3,021	3,294
Derivative asset, fair value	$ 0	$ (6)
% of total assets at fair value	0.00%	0.00%
Total	$ 22,144	$ 30,658
Liabilities
Funds withheld payable to affiliate	(5,630)	0
Counterparty and cash collateral netting	0	9
Total liabilities at fair value, Counterparty and cash collateral netting	$ 0	$ 9
Liabilities as percent of liabilities measured at fair value	0.00%	(1.40%)
Fair value
Assets
Fair value	$ 17,937	$ 23,907
Equity securities, at fair value (cost $11 and $1,107)	11	1,536
Short-term investments	1,035	974
Other investments:
Other investments: Free-standing derivatives	140	184
Separate account assets	3,021	3,294
Total assets at fair value	$ 22,144	$ 29,895
% of total assets at fair value	100.00%	100.00%
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$ (427)	$ (516)
Funds withheld payable to affiliate	(112)
Other liabilities: Free-standing derivatives	(86)	(110)
Total recurring basis liabilities	$ (625)	$ (626)
Liabilities as percent of liabilities measured at fair value	100.00%	100.00%
U.S. government and agencies
Assets
Fair value	$ 486	$ 1,105
U.S. government and agencies | Fair value
Assets
Fair value	486	1,105
Municipal
Assets
Fair value	817	2,007
Municipal | Fair value
Assets
Fair value	816	2,007
Corporate - public | Fair value
Assets
Fair value	10,808	14,566
Corporate - privately placed | Fair value
Assets
Fair value	3,829	5,690
Foreign government
Assets
Fair value	12	96
Foreign government | Fair value
Assets
Fair value	12	96
ABS
Assets
Fair value	1,207	424
ABS | Fair value
Assets
Fair value	1,208	424
MBS
Assets
Fair value	778	19
MBS | Fair value
Assets
Fair value	778	19
Quoted prices in active markets for identical assets (Level 1)
Assets
Fair value	416	784
Equity securities, at fair value (cost $11 and $1,107)	0	1,408
Short-term investments	1,035	601
Other investments:
Other investments: Free-standing derivatives	0	0
Separate account assets	3,021	3,294
Total assets at fair value	$ 4,472	$ 6,087
% of total assets at fair value	20.20%	20.30%
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$ 0	$ 0
Funds withheld payable to affiliate	0
Other liabilities: Free-standing derivatives	0	0
Total recurring basis liabilities	$ 0	$ 0
Liabilities as percent of liabilities measured at fair value	0.00%	0.00%
Quoted prices in active markets for identical assets (Level 1) | U.S. government and agencies
Assets
Fair value	$ 416	$ 784
Quoted prices in active markets for identical assets (Level 1) | Municipal
Assets
Fair value	0	0
Quoted prices in active markets for identical assets (Level 1) | Corporate - public
Assets
Fair value	0	0
Quoted prices in active markets for identical assets (Level 1) | Corporate - privately placed
Assets
Fair value	0	0
Quoted prices in active markets for identical assets (Level 1) | Foreign government
Assets
Fair value	0	0
Quoted prices in active markets for identical assets (Level 1) | ABS
Assets
Fair value	0	0
Quoted prices in active markets for identical assets (Level 1) | MBS
Assets
Fair value	0	0
Significant other observable inputs (Level 2)
Assets
Fair value	17,495	22,970
Equity securities, at fair value (cost $11 and $1,107)	0	14
Short-term investments	0	373
Other investments:
Other investments: Free-standing derivatives	140	190
Separate account assets	0	0
Total assets at fair value	$ 17,635	$ 23,547
% of total assets at fair value	79.60%	78.80%
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$ 0	$ 0
Funds withheld payable to affiliate	(112)
Other liabilities: Free-standing derivatives	(86)	(119)
Total recurring basis liabilities	$ (198)	$ (119)
Liabilities as percent of liabilities measured at fair value	31.70%	19.00%
Significant other observable inputs (Level 2) | U.S. government and agencies
Assets
Fair value	$ 70	$ 321
Significant other observable inputs (Level 2) | Municipal
Assets
Fair value	815	1,958
Significant other observable inputs (Level 2) | Corporate - public
Assets
Fair value	10,808	14,535
Significant other observable inputs (Level 2) | Corporate - privately placed
Assets
Fair value	3,804	5,622
Significant other observable inputs (Level 2) | Foreign government
Assets
Fair value	12	96
Significant other observable inputs (Level 2) | ABS
Assets
Fair value	1,208	419
Significant other observable inputs (Level 2) | MBS
Assets
Fair value	778	19
Significant unobservable inputs (Level 3)
Assets
Fair value	26	153
Equity securities, at fair value (cost $11 and $1,107)	11	114
Short-term investments	0	0
Other investments:
Other investments: Free-standing derivatives	0	0
Separate account assets	0	0
Total assets at fair value	$ 37	$ 267
% of total assets at fair value	0.20%	0.90%
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$ (427)	$ (516)
Funds withheld payable to affiliate	0
Other liabilities: Free-standing derivatives	0	0
Total recurring basis liabilities	$ (427)	$ (516)
Liabilities as percent of liabilities measured at fair value	68.30%	82.40%
Significant unobservable inputs (Level 3) | U.S. government and agencies
Assets
Fair value	$ 0	$ 0
Significant unobservable inputs (Level 3) | Municipal
Assets
Fair value	1	49
Significant unobservable inputs (Level 3) | Corporate - public
Assets
Fair value	0	31
Significant unobservable inputs (Level 3) | Corporate - privately placed
Assets
Fair value	25	68
Significant unobservable inputs (Level 3) | Foreign government
Assets
Fair value	0	0
Significant unobservable inputs (Level 3) | ABS
Assets
Fair value	0	5
Significant unobservable inputs (Level 3) | MBS
Assets
Fair value	0	0
Investments reported at NAV
Other investments:
Investments reported at NAV	$ 0	$ 763